OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Long-term income tax payable	$ 241	$ 270
Derivative liabilities	0	0
Provision for offsite remediation	52	57
Other	105	179
Other non-current liabilities	823	1,743
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	425	426
Pascua-Lama
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement		$ 811
Cash-generating units [member] | Pascua-Lama
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Deposit on agreement	$ 0